Annual Total Returns - Fidelity Series Total Market Index Fund [BarChart] - 02.28 Fidelity Series Total Market Index Fund Pro-04 - Fidelity Series Total Market Index Fund	Apr. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Apr. 26, 2019
Fidelity Series Total Market Index Fund
Bar Chart Table:
Annual Return 2020	20.79%
Annual Return 2021	25.63%